Loss Per Share (Details Narrative) (Bendon Limited)	12 Months Ended
	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)
Earnings per share [line items]
Convertible notes, interest rate	15.00%	15.00%
Bendon Limited [Member]
Earnings per share [line items]
Convertible notes amount	$ 3,544,649
Convertible notes, interest rate	7.00%	7.00%
Convertible notes, maturity date	Aug. 10, 2019
Bendon Limited [Member] | USD [Member]
Earnings per share [line items]
Convertible notes amount		$ 2,600,000